STOCK-BASED COMPENSATION PLANS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares received for each restricted stock unit (in shares)	1
2016 Plan | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Honeywell common stock available for future grants (in shares)	28,946,133
Vesting periods	4 years
Expiration period	10 years
Options exercisable (in shares)	9,593,986	9,509,606	10,664,625
Weighted average exercise price per share (in dollars per share)	$ 138.24	$ 127.99	$ 113.30
Unrecognized compensation on nonvested stock options	$ 96
Nonvested options recognized over weighted average period, years	2 years 5 months 26 days
Fair value of options vested	$ 48	$ 49	$ 52
2016 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation on nonvested stock options	$ 250
Nonvested options recognized over weighted average period, years	1 year 10 months 28 days
2016 Plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years
2016 Plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	6 years
2016 Directors Plan | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Honeywell common stock available for future grants (in shares)	781,768